OPERATING EXPENSES AND COST OF SALES - Summary of operating expenses and cost of sales classified by function and nature (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classified by function
Cost of sales		R$ 9,675,435	R$ 11,770,762	R$ 12,531,303
Selling, marketing and logistics expenses		11,015,940	11,558,866	12,386,193
Administrative, R&D, IT, and project expenses		4,225,027	5,023,626	5,217,633
Total		24,916,402	28,353,254	30,135,129
Classified by nature
Employee benefits expense (note 28)		5,075,484	5,374,006	5,665,056
Restructuring expenses	[1]	52,641	50,903	3,079
Depreciation and amortization		1,587,994	1,606,530	1,702,904
Impairment		(663,892)	(308,464)
Total		24,916,402	28,353,254	30,135,129
Cost of sales [member]
Classified by nature
Raw material/packaging material/resale		8,541,488	10,587,972	10,703,627
Employee benefits expense (note 28)		516,046	565,431	554,999
Depreciation and amortization		170,288	168,713	246,091
Other		447,613	448,646	1,026,586
Selling, marketing and logistics expenses [member]
Classified by nature
Logistics costs		1,523,083	1,941,593	2,161,844
Employee benefits expense (note 28)		2,804,788	2,734,895	3,101,951
Marketing, sales force and other selling expenses		6,224,588	6,357,494	6,371,933
Depreciation and amortization		463,481	484,614	745,419
Impairment			40,270	5,046
Administrative, R&D, IT and project expenses [member]
Classified by nature
Innovation expenses		161,477	262,646	210,170
Employee benefits expense (note 28)		1,754,650	2,073,680	2,008,106
Restructuring expenses		730	125,804
Other administrative expenses		1,354,083	1,619,949	2,030,979
Depreciation and amortization		R$ 954,087	R$ 941,547	R$ 968,378

[1]	Refers to expenses related to the closure of the operations of the subsidiary The Body Shop in Russia, the main expenses being related to employee remuneration and fines for terminating the store rental contract.